MAJOR RESELLER CUSTOMERS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
MAJOR RESELLER CUSTOMERS
15.	MAJOR RESELLER CUSTOMERS
The Company’s reseller customers include many large and well-known automotive parts retailers and distributors. The following table summarizes resellers that individually account for more than 5% of the Company’s net sales in any of the periods presented:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Customer A	19.3%	21.5%	20.0%
Customer B	4.1%	5.4%	5.7%
Customer C	3.5%	4.5%	5.6%
The following reseller customers accounted for 10% or more of the Company’s account receivable balance in any of the periods presented:

	For the years ended
	December 31, 2021	December 31, 2020
Customer A	7.4%	13.2%